As filed with the Securities and Exchange Commission on November 25, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09038

The Olstein Funds
(Exact name of registrant as specified in charter)

4 Manhattanville Road
Purchase, NY 10577
(Address of principal executive offices) (Zip code)

Robert A. Olstein
4 Manhattanville Road
Purchase, NY 10577
(Name and address of agent for service)

1-800-799-2113
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2013

Item 1. Schedule of Investments.

THE OLSTEIN ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

COMMON STOCKS - 93.8%	Shares	Value
Aerospace & Defense - 0.9%
United Technologies Corporation	54,000	$5,822,280

Air Freight & Logistics - 0.7%
FedEx Corp.	38,000	4,336,180

Airlines - 2.7%
Alaska Air Group, Inc.	65,000	4,070,300
Delta Air Lines, Inc.	267,000	6,298,530
Spirit Airlines Inc. (a)	191,200	6,552,424
		16,921,254
Auto Components - 0.9%
Delphi Automotive PLC (b)	100,000	5,842,000

Auto Manufacturers - 0.8%
General Motors Company (a)	143,000	5,143,710

Beverages - 2.3%
The Coca-Cola Company	93,000	3,522,840
Dr Pepper Snapple Group, Inc.	93,000	4,168,260
PepsiCo, Inc.	80,000	6,360,000
		14,051,100
Biotechnology - 1.1%
Charles River Laboratories International, Inc. (a)	143,000	6,615,180

Capital Markets - 2.2%
The Charles Schwab Corporation	210,000	4,439,400
Legg Mason, Inc.	286,700	9,587,248
		14,026,648
Chemicals - 1.5%
E. I. du Pont de Nemours & Company	163,000	9,545,280

Commercial Banks - 2.5%
BB&T Corporation	211,000	7,121,250
U.S. Bancorp	235,000	8,596,300
		15,717,550
Commercial Services & Supplies - 3.7%
ABM Industries, Incorporated	240,000	6,388,800
Avery Dennison Corporation	128,000	5,570,560
Korn/Ferry International (a)	219,000	4,686,600
Towers Watson & Co. - Class A	59,000	6,310,640
		22,956,600
Communications Equipment - 2.0%
Cisco Systems, Inc.	245,000	5,737,900
QUALCOMM, Inc.	103,000	6,938,080
		12,675,980
Computers & Peripherals - 4.7%
Apple Inc.	17,000	8,104,750
Diebold, Incorporated	116,832	3,430,187
MICROS Systems, Inc. (a)	123,000	6,142,620
NCR Corporation (a)	119,000	4,713,590
Teradata Corporation (a)	125,000	6,930,000
		29,321,147

Construction & Engineering - 0.8%
URS Corporation	90,000	4,837,500

Consumer Finance - 2.6%
American Express Company	59,000	4,455,680
Equifax, Inc.	127,000	7,600,950
MasterCard, Inc. - Class A	6,000	4,036,680
		16,093,310
Containers & Packaging - 1.0%
Sealed Air Corporation	57,000	1,549,830
Sonoco Products Company	120,000	4,672,800
		6,222,630
Diversified Financial Services - 1.4%
Franklin Resources, Inc.	177,000	8,947,350

E-Commerce - 1.2%
eBay Inc. (a)	136,000	7,587,440

Electronic Equipment & Instruments - 1.0%
Agilent Technologies, Inc.	125,000	6,406,250

Energy Equipment & Services - 1.9%
National Oilwell Varco Inc.	97,000	7,576,670
Schlumberger Limited (b)	48,000	4,241,280
		11,817,950
Food Products - 2.0%
Fairway Group Holdings Corp. (a)	168,000	4,294,080
Hormel Foods Corporation	78,000	3,285,360
Sysco Corporation	149,000	4,742,670
		12,322,110
Health Care Equipment & Supplies - 7.2%
Baxter International Inc.	62,000	4,072,780
Becton, Dickinson and Company	65,000	6,501,300
CareFusion Corporation (a)	150,000	5,535,000
Covidien PLC (b)	91,000	5,545,540
DENTSPLY International Inc.	127,000	5,513,070
Intuitive Surgical, Inc. (a)	11,000	4,138,970
Stryker Corporation	108,000	7,299,720
Zimmer Holdings, Inc.	76,000	6,242,640
		44,849,020
Health Care Products - 2.0%
C.R. Bard, Inc.	41,000	4,723,200
Johnson & Johnson	92,000	7,975,480
		12,698,680
Health Care Providers & Services - 1.3%
Henry Schein, Inc. (a)	29,000	3,007,300
Quest Diagnostics Incorporated	83,000	5,128,570
		8,135,870
Hotels & Leisure - 0.9%
International Game Technology	307,000	5,811,510

Household Durables - 2.7%
Energizer Holdings, Inc.	38,000	3,463,700
Ethan Allen Interiors Inc.	122,000	3,400,140
Harman International Industries, Incorporated	96,000	6,358,080
Newell Rubbermaid Inc.	130,000	3,575,000
		16,796,920

Industrial Conglomerates - 2.6%
3M Co.	18,000	2,149,380
General Electric Company	368,000	8,791,520
Teleflex Incorporated	61,000	5,019,080
		15,959,980
Insurance - 0.5%
The Chubb Corporation	36,000	3,213,360

Machinery - 6.1%
Cummins Inc.	35,000	4,650,450
Deere & Company	90,000	7,325,100
Dover Corporation	35,000	3,144,050
Ingersoll-Rand PLC (b)	88,000	5,714,720
Parker-Hannifin Corporation	30,000	3,261,600
Regal-Beloit Corporation	73,000	4,958,890
The Timken Company	61,000	3,684,400
Xylem Inc.	199,400	5,569,242
		38,308,452
Management Consulting Services - 1.2%
ABB Limited - ADR (b)	326,000	7,690,340

Media - 1.7%
Comcast Corporation - Class A	121,000	5,463,150
The Walt Disney Company	81,000	5,223,690
		10,686,840
Miscellaneous Manufacturing - 1.8%
Pentair Ltd. (b)	73,000	4,740,620
Smith & Wesson Holding Corporation (a)	596,000	6,550,040
		11,290,660
Multiline Retail - 3.4%
Dillard's, Inc. - Class A	80,000	6,264,000
Kohls Corporation	140,000	7,245,000
Macy's, Inc.	184,000	7,961,680
		21,470,680
Oil & Gas - 1.9%
Apache Corporation	71,000	6,044,940
Exxon Mobil Corporation	65,000	5,592,600
		11,637,540
Pharmaceuticals - 1.6%
Abbott Laboratories	145,000	4,812,550
Zoetis Inc.	160,000	4,979,200
		9,791,750
Real Estate Management & Development - 1.4%
Jones Lang LaSalle, Incorporated	102,000	8,904,600

Recreational Vehicles - 0.4%
Thor Industries, Inc.	48,000	2,785,920

Restaurants - 0.7%
McDonald's Corporation	42,000	4,040,820

Semiconductor & Semiconductor Equipment - 5.2%
Analog Devices, Inc.	122,000	5,740,100
Entegris Inc. (a)	510,000	5,176,500
Intel Corporation	255,000	5,844,600
Microsemi Corporation (a)	181,000	4,389,250
Teradyne, Inc. (a)	435,000	7,186,200
Vishay Intertechnology, Inc. (a)	300,000	3,867,000
		32,203,650

Software - 0.8%
Microsoft Corporation	140,000	4,663,400

Specialty Retail - 9.4%
ANN INC. (a)	127,000	4,599,940
Bed Bath & Beyond, Inc. (a)	81,000	6,266,160
Big Lots, Inc. (a)	189,000	7,010,010
Express, Inc. (a)	194,000	4,576,460
Lowe's Companies, Inc.	181,000	8,617,410
PetSmart, Inc.	72,000	5,490,720
Ross Stores, Inc.	90,000	6,552,000
Staples, Inc.	361,000	5,288,650
The TJX Companies, Inc.	55,000	3,101,450
Vitamin Shoppe, Inc. (a)	157,000	6,868,750
		58,371,550
Textiles, Apparel & Luxury Goods - 3.1%
Cintas Corporation	94,000	4,812,800
Coach, Inc.	159,000	8,670,270
VF Corporation	29,000	5,772,450
		19,255,520
TOTAL COMMON STOCKS (Cost $472,875,747)		585,776,511

SHORT-TERM INVESTMENTS - 6.7%
Money Market Mutual Funds (c) - 6.7%
Fidelity Institutional Money Market Portfolio - Class I, 0.04%	16,910,587	16,910,587
Invesco Short-Term Investments Trust Liquid Assets Portfolio - Institutional Shares, 0.07%	24,543,082	24,543,082
TOTAL SHORT-TERM INVESTMENTS (Cost $41,453,669)		41,453,669

TOTAL INVESTMENTS - 100.5%
(Cost $514,329,416)		627,230,180
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%		(2,904,822)
TOTAL NET ASSETS - 100.0%		$624,325,358

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

	Cost of investments	$514,329,416
	Gross unrealized appreciation	$117,410,469
	Gross unrealized depreciation	(4,509,705)
	Net unrealized appreciation	$112,900,764

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

THE OLSTEIN STRATEGIC OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

COMMON STOCKS - 96.3%	Shares	Value
Airlines - 4.6%
Alaska Air Group, Inc.	17,000	$1,064,540
Spirit Airlines Inc. (a)	62,000	2,124,740
		3,189,280
Auto Components - 2.6%
Dorman Products, Inc.	15,000	743,250
Miller Industries, Inc.	60,000	1,018,800
		1,762,050
Biotechnology - 2.2%
Charles River Laboratories International, Inc. (a)	33,000	1,526,580

Capital Markets - 5.5%
Janus Capital Group Inc.	156,000	1,327,560
Legg Mason, Inc.	74,000	2,474,560
		3,802,120
Chemicals - 2.1%
Sensient Technologies Corporation	30,000	1,436,700

Commercial Services & Supplies - 5.9%
ABM Industries, Incorporated	45,100	1,200,562
Avery Dennison Corporation	17,000	739,840
Korn/Ferry International (a)	46,000	984,400
Team, Inc. (a)	28,000	1,113,000
		4,037,802
Computers & Peripherals - 6.9%
Diebold, Incorporated	43,000	1,262,480
MICROS Systems, Inc. (a)	36,000	1,797,840
NCR Corporation (a)	42,000	1,663,620
		4,723,940
Construction & Engineering - 3.0%
Aegion Corp. (a)	41,000	972,930
URS Corporation	20,000	1,075,000
		2,047,930
Consumer Services - 1.0%
Hillenbrand, Inc.	25,000	684,250

Containers & Packaging - 0.5%
Sealed Air Corporation	13,000	353,470

Electronic Components - 1.9%
AVX Corporation	44,000	577,720
Littelfuse, Inc.	9,000	703,980
		1,281,700
Electronic Equipment & Instruments - 0.9%
Measurement Specialties, Inc. (a)	12,000	650,880

Food Products - 2.0%
Fairway Group Holdings Corp. (a)	55,000	1,405,800

Health Care Equipment & Supplies - 1.4%
CareFusion Corporation (a)	13,000	479,700
DENTSPLY International Inc.	11,000	477,510
		957,210

Hotels & Leisure - 1.3%
International Game Technology	49,000	927,570

Household Durables - 5.4%
Ethan Allen Interiors Inc.	54,000	1,504,980
Harman International Industries, Incorporated	33,000	2,185,590
		3,690,570
Industrial Conglomerates - 3.6%
Standex International Corporation	14,000	831,600
Teleflex Incorporated	20,000	1,645,600
		2,477,200
Machinery - 5.2%
Columbus McKinnon Corporation (a)	11,000	264,330
Regal-Beloit Corporation	18,000	1,222,740
The Timken Company	13,000	785,200
Xylem Inc.	46,000	1,284,780
		3,557,050
Miscellaneous Manufacturing - 3.2%
Smith & Wesson Holding Corporation (a)	200,000	2,198,000

Multiline Retail - 5.1%
Dillard's, Inc. - Class A	18,000	1,409,400
Macy's, Inc.	49,000	2,120,230
		3,529,630
Paper & Forest Products - 1.5%
Schweitzer-Mauduit International, Inc.	17,000	1,029,010

Professional Services - 2.0%
Mistras Group, Inc. (a)	80,000	1,360,000

Real Estate Management & Development - 3.7%
Jones Lang LaSalle, Incorporated	29,000	2,531,700

Recreational Vehicles - 2.3%
Arctic Cat Inc.	15,000	855,750
Thor Industries, Inc.	12,000	696,480
		1,552,230
Semiconductor & Semiconductor Equipment - 9.3%
Entegris Inc. (a)	228,000	2,314,200
Microsemi Corporation (a)	77,000	1,867,250
Teradyne, Inc. (a)	92,000	1,519,840
Vishay Intertechnology, Inc. (a)	56,000	721,840
		6,423,130
Specialty Retail - 10.7%
ANN INC. (a)	37,000	1,340,140
Big Lots, Inc. (a)	47,000	1,743,230
Express, Inc. (a)	45,000	1,061,550
The Finish Line, Inc. - Class A	43,000	1,069,410
Vitamin Shoppe, Inc. (a)	50,000	2,187,500
		7,401,830
Textiles, Apparel & Luxury Goods - 2.5%
Culp, Inc.	60,000	1,122,600
Rocky Brands, Inc.	36,000	626,760
		1,749,360
TOTAL COMMON STOCKS (Cost $53,073,673)		66,286,992

SHORT-TERM INVESTMENTS - 2.7%
Money Market Mutual Funds (b) - 2.7%
Fidelity Institutional Money Market Portfolio - Class I, 0.04%	275,708	275,708
Invesco Short-Term Investments Trust Liquid Assets Portfolio - Institutional Shares, 0.07%	1,596,952	1,596,952
TOTAL SHORT-TERM INVESTMENTS (Cost $1,872,660)		1,872,660

TOTAL INVESTMENTS - 99.0%
(Cost $54,946,333)		68,159,652
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		682,718
TOTAL NET ASSETS - 100.0%		$68,842,370

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

	Cost of investments	$54,946,333
	Gross unrealized appreciation	$14,037,641
	Gross unrealized depreciation	(824,322)
	Net unrealized appreciation	$13,213,319

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Value Measurement Summary at September 30, 2013 (Unaudited)

The Trust has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on the market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' net assets as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
All Cap Value Fund
Equity
Consumer Discretionary	$167,584,660	$-	$-	$167,584,660
Industrials	134,572,116	-	-	134,572,116
Information Technology	81,403,427	-	-	81,403,427
Health Care	77,317,830	-	-	77,317,830
Financials	59,301,868	-	-	59,301,868
Consumer Staples	26,373,210	-	-	26,373,210
Energy	23,455,490	-	-	23,455,490
Materials	15,767,910	-	-	15,767,910
Total Equity	585,776,511	-	-	585,776,511
Short-Term Investments	41,453,669	-	-	41,453,669
Total Investments in Securities	$627,230,180	$-	$-	$627,230,180

Strategic Opportunities Fund
Equity
Consumer Discretionary	$21,297,490	$-	$-	$21,297,490
Industrials	19,225,202	-	-	19,225,202
Information Technology	11,076,110	-	-	11,076,110
Financials	6,333,820	-	-	6,333,820
Health Care	4,129,390	-	-	4,129,390
Materials	2,819,180	-	-	2,819,180
Consumer Staples	1,405,800	-	-	1,405,800
Total Equity	66,286,992	-	-	66,286,992
Short-Term Investments	1,872,660	-	-	1,872,660
Total Investments in Securities	$68,159,652	$-	$-	$68,159,652

There were no transfers between levels during the reporting period, as compared to their classification from the most recent annual report.  It is the Funds' policy to recognize transfers at the end of the reporting period.

Item 2. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Olstein Funds

By (Signature and Title /s/ Robert A. Olstein
   Robert A. Olstein, President

Date   11/20/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Robert A. Olstein
 Robert A. Olstein, President

Date  11/20/2013

By (Signature and Title) /s/ Michael Luper
 Michael Luper, Treasurer

Date  11/20/2013